Note 18 - Financial Instruments with Off-balance Sheet Risk - Aggregate Contractual Obligations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Total contractual obligations	$ 5,740
Less than 1 Year	888
1-3 Years	1,740
4-5 Years	1,679
More than 5 Years	1,433
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total contractual obligations	5,740
Less than 1 Year	888
1-3 Years	1,740
4-5 Years	1,679
More than 5 Years	$ 1,433